GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 493	$ 15	$ 28	$ 35